Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 NPM	Dec. 31, 2012 NPM
Summary of Significant Accounting Policies
Number of operating segments	1
Principles of Consolidation
Number of wholly-owned subsidiaries requiring consolidation	2
Ownership percentage (as a percent)					50.00%
Assets:
Cash and Cash Equivalents	$ 155,974	$ 391	$ 6,512	$ 3,445		$ 12
Prepaid Expenses and other current assets	1,982	563				485
Total assets	158,226	1,311				497
Liabilities:
Accounts payable	1,740	1,076				499
Accrued expenses and other liabilities	1,168	764				312
Total Liabilities						$ 811